DREYFUS TREASURY PRIME CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT
December 13, 2013 Dreyfus Treasury Prime Cash Management Supplement to Prospectuses dated June 1, 2013 The following changes will take effect as of January 13, 2014
The following replaces the second sentence in "Fund Summary - Dreyfus Treasury Prime Cash Management - Principal Investment Strategy":
To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest.